SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2002
                             JNL VARIABLE FUND V LLC


         On page 4 under the section entitled "Investment Adviser", the chart in the last paragraph should be deleted in its entirety and replaced with the following:

    Assets                                         Annual Rate
    ------                                         -----------
    All Assets                                        .65%

         On page 6, the section entitled "Administrative Fee" should be deleted and replaced in its entirety with the following paragraph:

In  addition  to  the  investment  advisory  fee,  the  Fund  pays  to  JNAM  an
Administrative Fee of .15% of the average daily net assets of the Fund. In return for the Administrative Fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Fund. In accord with the Administration Agreement, JNAM is responsible for payment of expenses related to legal, audit, fund accounting, custody, printing and mailing and all other services necessary for the operation of the JNL Variable Fund and the Fund. The Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers.

         On page 9, the hypothetical returns for 2001 should be deleted and replaced in its entirety with the following:

                                                                                      Target 10
Year                                                                                   Strategy         DJIA
------------------------------------------------------------------------------------ ------------- ----------------
2001                                                                                      -2.82%        -5.45%
------------------------------------------------------------------------------------ ------------- ----------------



This Supplement is dated May 16, 2002.

(To be used with VC3723 Rev. 05/02)

              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2002
                             JNL VARIABLE FUND V LLC

On page 19, the chart in the third paragraph should be deleted and replaced in its entirety with the following:

    Assets                                         Annual Rate
    ------                                         -----------
    All Assets                                        .65%

On page 21, the chart in the first paragraph should be deleted and replaced in its entirety with the following:

    Assets                                         Annual Rate
    ------                                         -----------
    All Assets                                        .20%

On page 23, the section entitled "Administrative Fee" should be deleted and replaced in its entirety with the following paragraph:

The Fund pays to JNAM an Administrative Fee of .15% of the average daily net assets of the Fund. In return for the Administrative Fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Fund. In accord with the Administration Agreement, JNAM is responsible for payment of expenses related to legal, audit, fund accounting, custody, printing and mailing and all other services necessary for the operation of the Fund. The Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers.


This Supplement is dated May 16, 2002.

(To be used with V3729 Rev. 05/02)